UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09397

                    The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2016 To Our Shareholders,	Mario J. Gabelli, CFA Portfolio Manager

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 18.2% compared with an increase of 23.4% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(8/31/99)
Class AAA (GABUX)	18.15%	14.80%	8.05%	7.37%	7.05%	8.01%
S&P 500 Utilities Index	23.41	31.47	13.82	9.21	6.49	7.14
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	4.78
Lipper Utility Fund Average	19.78	14.79	10.79	8.32	7.08	6.81
Class A (GAUAX)	18.13	14.83	8.05	7.39	7.08	8.03
With sales charge (b)	11.34	8.23	6.77	6.75	6.66	7.65
Class C (GAUCX)	17.71	13.92	7.23	6.58	6.34	7.37
With contingent deferred sales charge (c)	16.71	12.92	6.94	6.58	6.34	7.37
Class I (GAUIX)	18.35	15.09	8.33	7.59	7.20	8.14

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Utilities Fund

Actual Fund Return
Class AAA	$1,000.00	$1,181.50	1.39%	$7.54
Class A	$1,000.00	$1,181.30	1.39%	$7.54
Class C	$1,000.00	$1,177.10	2.14%	$11.58
Class I	$1,000.00	$1,183.50	1.14%	$6.19
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.39%	$6.97
Class A	$1,000.00	$1,017.95	1.39%	$6.97
Class C	$1,000.00	$1,014.22	2.14%	$10.72
Class I	$1,000.00	$1,019.19	1.14%	$5.72

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

The Gabelli Utilities Fund

Energy and Utilities	73.1%
Communications	18.4%
Other	6.2%
U.S. Government Obligations	2.0%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	ENERGY AND UTILITIES — 73.0%
	Alternative Energy — 0.3%
370,000	Algonquin Power & Utilities Corp.	$ 2,068,158	$ 3,405,163
36,000	NextEra Energy Partners LP	904,113	1,093,680
65,000	Ormat Technologies Inc., New York	1,685,559	2,844,400
6,739	Ormat Technologies Inc., Tel Aviv	196,537	291,075

		4,854,367	7,634,318

	Electric Integrated — 44.8%
308,000	ALLETE Inc.	11,084,887	19,906,040
174,000	Alliant Energy Corp.	3,065,133	6,907,800
550,000	Ameren Corp.	16,055,895	29,469,000
710,000	American Electric Power Co. Inc.	28,983,832	49,763,900
2,000	Atlantic Power Corp.	27,502	4,923
180,000	Avangrid Inc.	6,737,133	8,290,800
290,000	Avista Corp.	7,089,367	12,992,000
505,000	Black Hills Corp.	13,042,215	31,835,200
16,000	Calpine Corp.†	302,612	236,000
60,000	CMS Energy Corp.	402,675	2,751,600
168,000	Dominion Resources Inc.	8,198,334	13,092,240
4,000	DTE Energy Co.	151,595	396,480
300,000	Duke Energy Corp.	16,475,115	25,737,000
672,000	Edison International	25,732,937	52,194,240
814,000	El Paso Electric Co.	18,108,780	38,477,780
1,400	Entergy Corp.	96,612	113,890
860,000	Eversource Energy	20,149,374	51,514,000
382,000	Exelon Corp.	12,160,862	13,889,520
375,000	FirstEnergy Corp.	10,896,067	13,091,250
115,000	Fortis Inc.	3,606,944	3,887,186
971,000	Great Plains Energy Inc.	21,754,964	29,518,400
917,500	Hawaiian Electric Industries Inc.	21,886,449	30,084,825
42,000	IDACORP Inc.	1,703,782	3,416,700
112,000	ITC Holdings Corp.	3,130,041	5,243,840
320,000	MGE Energy Inc.	9,955,188	18,084,800
708,000	NextEra Energy Inc.	48,153,293	92,323,200
260,000	NiSource Inc.	2,319,251	6,895,200
444,000	NorthWestern Corp.	12,023,112	28,003,080
790,000	OGE Energy Corp.	13,380,182	25,872,500
756,000	Otter Tail Corp.	18,396,662	25,318,440
120,000	PG&E Corp.	4,272,684	7,670,400
323,000	Pinnacle West Capital Corp.	13,231,418	26,182,380
1,610,000	PNM Resources Inc.	20,018,302	57,058,400
572,000	PPL Corp.	17,657,112	21,593,000
190,000	Public Service Enterprise Group Inc.	5,490,935	8,855,900
365,000	SCANA Corp.	13,958,109	27,615,900
58,000	Talen Energy Corp.†	937,767	785,900

Shares		Cost	Market Value
1,070,000	TECO Energy Inc.	$ 20,081,158	$ 29,574,800
440,000	The Empire District Electric Co.	9,213,170	14,946,800
485,000	The Southern Co.	17,666,344	26,010,550
43,000	Unitil Corp.	1,127,997	1,834,810
460,000	Vectren Corp.	12,745,207	24,228,200
624,000	WEC Energy Group Inc.	17,331,601	40,747,200
900,000	Westar Energy Inc.	21,116,073	50,481,000
310,000	Xcel Energy Inc.	6,350,159	13,881,800

		536,268,831	990,778,874

	Electric Transmission and Distribution — 0.3%
69,000	Consolidated Edison Inc.	2,831,529	5,550,360

	Global Utilities — 2.5%
11,000	AES Tiete Energia SA	154,630	50,509
32,000	Chubu Electric Power Co. Inc.	569,135	448,865
35,000	E.ON SE	898,724	350,583
12,004	EDF SA	268,995	146,137
5,000	EDP - Energias de Portugal SA, ADR	134,159	153,400
200,000	Electric Power Development Co. Ltd.	4,991,198	4,607,563
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	32,332	26,149
185,000	Emera Inc.	4,545,769	6,962,112
35,000	Enagas SA	916,226	1,060,565
100,000	Endesa SA	2,186,478	2,000,888
240,000	Enel SpA	1,244,860	1,060,038
2,000	EuroSite Power Inc.†	1,300	1,800
500,000	Hera SpA	1,056,604	1,363,889
66,000	Hokkaido Electric Power Co. Inc.	1,054,241	528,562
40,000	Hokuriku Electric Power Co.	661,406	490,001
180,000	Huaneng Power International Inc., ADR	4,762,737	4,494,600
45,000	Iberdrola SA, ADR	1,344,640	1,219,500
220,899	Iberdrola SA, Aquis	1,521,266	1,492,190
50,192	Iberdrola SA, London	617,879	338,963
405,000	Korea Electric Power Corp., ADR	5,392,840	10,501,650
100,000	Kyushu Electric Power Co. Inc.	1,462,973	989,687
17,000	National Grid plc, ADR	768,389	1,263,610
90,000	Red Electrica Corporacion SA	4,191,840	8,007,213
32,000	Shikoku Electric Power Co. Inc.	578,871	373,718
2,000	Snam SpA	8,967	11,897
75,000	Statoil ASA	1,693,070	1,291,411
28,000	The Chugoku Electric Power Co. Inc.	509,466	352,220

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
310,000	The Kansai Electric Power Co. Inc.†	$ 4,289,320	$ 2,976,168
55,000	The Tokyo Electric Power Co. Inc.†	208,402	230,088
170,000	Tohoku Electric Power Co. Inc.	2,793,879	2,118,724

		48,860,596	54,912,700

	Merchant Energy — 1.8%
40,000	GenOn Energy Inc. - Old, Escrow†	0	0
15,000	GenOn Energy Inc., Escrow†	0	0
120,000	NRG Energy Inc.	2,704,601	1,798,800
2,965,000	The AES Corp.	32,132,051	37,003,200

		34,836,652	38,802,000

	Natural Gas Integrated — 10.6%
9,000	Apache Corp.	562,462	501,030
25,000	Atlas Energy Group LLC†	58,278	13,125
80,000	Devon Energy Corp.	4,267,585	2,900,000
2,000	Dominion Midstream Partners LP	65,980	56,260
20,000	Energen Corp.	239,277	964,200
610,000	Energy Transfer Equity LP	1,409,515	8,765,700
145,000	Hess Corp.	8,581,606	8,714,500
300,000	Kinder Morgan Inc.	6,840,332	5,616,000
2,024,500	National Fuel Gas Co.	99,999,734	115,153,560
443,000	Northwest Natural Gas Co.	19,753,362	28,715,260
520,000	ONEOK Inc.	6,975,466	24,674,000
600,000	Spectra Energy Corp.	13,136,488	21,978,000
362,000	UGI Corp.	7,671,655	16,380,500

		169,561,740	234,432,135

	Natural Gas Utilities — 7.3%
106,707	AGL Resources Inc.	4,254,374	7,039,461
80,000	Atmos Energy Corp.	2,188,623	6,505,600
94,000	CenterPoint Energy Inc.	1,812,563	2,256,000
48,000	Chesapeake Utilities Corp.	875,323	3,176,640
600,000	Columbia Pipeline Group Inc.	12,287,246	15,294,000
24,000	CONSOL Energy Inc.	309,629	386,160
324,000	Corning Natural Gas Holding Co.(a)	3,685,398	5,734,800
165,500	Delta Natural Gas Co. Inc.	2,505,133	4,458,570
1,000	Gas Natural Inc.	7,061	6,990
100,000	Gulf Coast Ultra Deep Royalty Trust†	134,313	7,200
14,000	New Jersey Resources Corp.	328,068	539,700
143,000	ONE Gas Inc.	1,132,190	9,522,370
77,000	Piedmont Natural Gas Co. Inc.	2,092,245	4,629,240

Shares		Cost	Market Value
170,296	Questar Corp.	$ 3,916,187	$ 4,320,409
44,000	RGC Resources Inc.	701,712	1,067,880
140,000	South Jersey Industries Inc.	1,982,945	4,426,800
956,400	Southwest Gas Corp.	35,773,721	75,278,244
122,000	Spire Inc.	3,862,157	8,642,480
3,700	Targa Resources Corp.	183,678	155,918
98,500	WGL Holdings Inc.	3,993,938	6,972,815

		82,026,504	160,421,277

	Natural Resources — 1.6%
14,000	Alliance Holdings GP LP	202,671	294,560
53,000	Anadarko Petroleum Corp.	3,582,822	2,822,250
148,000	BP plc, ADR	6,118,160	5,255,480
7,058	California Resources Corp.	83,965	86,108
325,000	Cameco Corp.	6,314,807	3,565,250
8,000	Compania de Minas Buenaventura SAA, ADR†	87,836	95,600
717,000	Mueller Industries Inc.	15,637,479	22,857,960
6,300	Occidental Petroleum Corp.	444,086	476,028
30,000	Tullow Oil plc†	211,874	104,717
2,000	Ultra Petroleum Corp.†	5,199	3,520

		32,688,899	35,561,473

	Services — 0.5%
10,000	Areva SA†	209,327	36,067
40,000	Baker Hughes Inc.	1,850,626	1,805,200
18,000	Halliburton Co.	574,929	815,220
34,000	MDU Resources Group Inc.	738,008	816,000
50,000	Patterson-UTI Energy Inc.	737,566	1,066,000
56,000	Rowan Companies plc, Cl. A	1,910,766	988,960
935,000	Weatherford International plc†	11,973,051	5,189,250

		17,994,273	10,716,697

	Water — 2.3%
8,000	American States Water Co.	110,252	350,560
115,000	American Water Works Co. Inc.	2,627,510	9,718,650
538,000	Aqua America Inc.	9,449,461	19,185,080
5,000	California Water Service Group	90,622	174,650
10,000	Connecticut Water Service Inc.	251,353	562,000
16,000	Consolidated Water Co. Ltd.	193,044	208,960
20,000	Middlesex Water Co.	356,954	867,600
220,000	Severn Trent plc	5,695,525	7,131,541
200,000	SJW Corp.	4,709,875	7,876,000
87,000	The York Water Co.	1,205,281	2,787,480
44,000	United Utilities Group plc, ADR	1,185,493	1,218,800

		25,875,370	50,081,321

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Diversified Industrial — 0.9%
30,000	AZZ Inc.	$ 1,212,304	$ 1,799,400
38,000	General Electric Co.	562,963	1,196,240
105,000	ITT Inc.	2,173,813	3,357,900
360,000	Mueller Water Products Inc., Cl. A	1,974,640	4,111,200
19,000	Park-Ohio Holdings Corp.	352,986	537,320
230,000	Tyco International plc	6,233,102	9,798,000

		12,509,808	20,800,060

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	350,266	329,000
80,000	Veolia Environnement SA	1,097,512	1,728,554

		1,447,778	2,057,554

	TOTAL ENERGY AND UTILITIES	969,756,347	1,611,748,769

	COMMUNICATIONS — 18.4%
	Cable and Satellite — 4.7%
42,500	Charter Communications Inc., Cl. A†	4,316,809	9,717,200
25,000	Cogeco Communications Inc.	684,204	1,311,970
70,000	Cogeco Inc.	1,589,491	3,024,962
20,000	Comcast Corp., Cl. A	402,190	1,303,800
400,000	DISH Network Corp., Cl. A†	11,222,935	20,960,000
303,000	EchoStar Corp., Cl. A†	9,947,776	12,029,100
344,367	Liberty Global plc, Cl. A†	5,402,838	10,007,293
601,226	Liberty Global plc, Cl. C†	10,382,187	17,225,123
70,383	Liberty Global plc LiLAC, Cl. A†	1,354,024	2,270,545
131,312	Liberty Global plc LiLAC, Cl. C†	2,897,185	4,266,329
90,000	Rogers Communications Inc., Cl. B	2,426,676	3,636,000
12,000	Shaw Communications Inc., Cl. B	148,195	230,400
1,550,000	Sky plc	16,878,709	17,498,036
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	665,279

		68,336,871	104,146,037

	Computer Services Software and Systems — 0.0%
323,000	Internap Corp.†	2,070,220	665,380

	Telecommunications — 10.4%
40,000	AT&T Inc.	1,368,800	1,728,400
560,000	BCE Inc.	15,759,355	26,493,600
300,000	CenturyLink Inc.	9,480,023	8,703,000
4,000,000	Cincinnati Bell Inc.†	13,360,023	18,280,000
35,000	Deutsche Telekom AG	428,748	593,497
515,000	Deutsche Telekom AG, ADR	6,311,945	8,744,700

Shares		Cost	Market Value
330,000	Global Telecom Holding SAE, GDR†	$ 1,321,593	$ 610,500
40,000	Harris Corp.	3,115,629	3,337,600
1,440,000	Koninklijke KPN NV	4,192,069	5,201,642
18,000	Koninklijke KPN NV, ADR	80,480	66,420
470,000	Level 3 Communications Inc.†	14,884,853	24,200,300
123,000	Loral Space & Communications Inc.†	5,133,096	4,338,210
35,200	NextGenTel Holding ASA	257,885	94,638
300,000	Nippon Telegraph & Telephone Corp.	7,422,571	13,944,705
2,200	Orange Belgium SA†	33,392	50,648
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†	534,301	128,040
60,000	Pharol SGPS SA	28,418	6,925
220,000	Pharol SGPS SA, ADR	182,432	20,350
77,077	Philippine Long Distance Telephone Co., ADR	4,229,226	3,435,322
145,000	Proximus SA	4,628,591	4,582,039
2,000	PT Indosat Tbk†	1,061	965
2,000	Shenandoah Telecommunications Co.	15,867	78,120
2,300,000	Singapore Telecommunications Ltd.	5,695,042	7,051,444
680,000	Sprint Corp.†	3,943,962	3,080,400
121,000	Swisscom AG, ADR	4,440,719	6,020,960
8,000	Tele2 AB, Cl. B	141,042	69,545
170,000	Telecom Italia SpA, ADR†	2,206,728	1,388,900
225,000	Telefonica Brasil SA, ADR	4,053,552	3,060,000
53,000	Telefonica Deutschland Holding AG	280,618	217,211
535,000	Telefonica SA, ADR	9,748,924	5,071,800
1,000,000	Telekom Austria AG	7,767,364	5,792,920
340,000	Telenet Group Holding NV†	15,333,232	15,436,023
535,000	Telephone & Data Systems Inc.	14,489,312	15,868,100
60,000	Telesites SAB†	45,551	37,085
735,000	Verizon Communications Inc.	23,723,142	41,042,400
260,000	VimpelCom Ltd., ADR	1,626,003	1,008,800

		186,265,549	229,785,209

	Wireless Communications — 3.3%
60,000	America Movil SAB de CV, Cl. L, ADR	988,511	735,600
29,000	ATN International Inc.	950,567	2,256,490
69,000	China Mobile Ltd., ADR	2,765,327	3,995,100
53,000	China Unicom Hong Kong Ltd., ADR	665,499	551,730

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	$ 19	$ 68
66,000	Millicom International Cellular SA	5,493,300	4,031,940
210,000	Millicom International Cellular SA, SDR	16,018,800	12,782,630
6,500	Mobile TeleSystems PJSC, ADR	86,498	53,820
465,000	NTT DoCoMo Inc.	7,286,947	12,457,488
135,000	SK Telecom Co. Ltd., ADR	2,383,798	2,824,200
400	SmarTone Telecommunications Holdings Ltd.	207	711
30,000	Tim Participacoes SA, ADR	634,131	316,500
405,000	Turkcell Iletisim Hizmetleri A/S, ADR†	5,670,349	3,705,750
356,000	United States Cellular Corp.†	15,853,968	13,980,120
475,000	Vodafone Group plc, ADR	19,099,433	14,672,750

		77,897,354	72,364,897

	TOTAL COMMUNICATIONS	334,569,994	406,961,523

	OTHER — 6.2%
	Aerospace — 1.0%
2,300,000	Rolls-Royce Holdings plc	20,035,417	21,785,348
163,300,000	Rolls-Royce Holdings plc, Cl. C†	237,317	217,394

		20,272,734	22,002,742

	Aviation: Parts and Services — 0.0%
10,000	Curtiss-Wright Corp.	299,251	842,500

	Building and Construction — 0.0%
12,000	Acciona SA	1,140,701	868,672

	Business Services — 0.6%
1,400,000	Clear Channel Outdoor Holdings Inc., Cl. A	6,320,706	8,708,000
40,000	Macquarie Infrastructure Corp.	899,257	2,962,000
17,500	Vectrus Inc.†	316,783	498,575

		7,536,746	12,168,575

	Computer Software and Services — 0.2%
800,000	EarthLink Holdings Corp.	3,818,821	5,120,000

	Diversified Industrial — 0.1%
1,000	Alstom SA†	31,457	23,166
26,000	Bouygues SA	825,251	748,174
4,000	Donaldson Co. Inc.	133,040	137,440
13,000	Raven Industries Inc.	293,478	246,220

Shares		Cost	Market Value
10,000	Svenska Cellulosa AB, Cl. A	$ 165,483	$ 317,822
98,000	Twin Disc Inc.	2,067,562	1,052,520

		3,516,271	2,525,342

	Electronics — 0.9%
100,000	Corning Inc.	1,118,890	2,048,000
620,000	Sony Corp., ADR	11,214,743	18,197,000

		12,333,633	20,245,000

	Entertainment — 0.7%
610,000	Grupo Televisa SAB, ADR	15,084,887	15,884,400

	Financial Services — 0.3%
168,000	Kinnevik AB, Cl. A	3,583,754	4,338,648
78,000	Kinnevik AB, Cl. B	2,472,948	1,843,819

		6,056,702	6,182,467

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	322,006

	Machinery — 1.4%
94,000	Astec Industries Inc.	3,325,266	5,278,100
1,000	Flowserve Corp.	38,156	45,170
83,000	The Gorman-Rupp Co.	1,924,996	2,275,030
500,000	Xylem Inc.	14,004,416	22,325,000

		19,292,834	29,923,300

	Metals and Mining — 0.3%
170,000	Freeport-McMoRan Inc.	2,677,459	1,893,800
48,000	Haynes International Inc.	2,342,706	1,539,840
38,758	Materion Corp.	918,884	959,648
17,000	Vulcan Materials Co.	797,880	2,046,120

		6,736,929	6,439,408

	Transportation — 0.7%
322,000	GATX Corp.	9,357,701	14,158,340
30,014	Providence and Worcester Railroad Co.	443,758	489,228

		9,801,459	14,647,568

	TOTAL OTHER	106,152,924	137,171,980

	TOTAL COMMON STOCKS	1,410,479,265	2,155,882,272

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas, 4.800%, Ser. B	1,120,500	1,120,500

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	$ 695,010	$ 1,040,340

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,815,510	2,160,840

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 08/04/16†(b)	381,976	434,565

	ENERGY AND UTILITIES — 0.0%
	Natural Gas Integrated — 0.0%
1,100,000	Kinder Morgan Inc., expire 05/25/17†	1,629,453	18,700

	TOTAL WARRANTS	2,011,429	453,265

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$43,469,000	U.S. Treasury Bills, 0.140% to 0.481%††, 07/14/16 to 12/08/16	43,434,959	43,444,788

	TOTAL INVESTMENTS — 99.7%	$1,457,741,163	2,201,941,165

	Other Assets and Liabilities (Net) — 0.3%		7,408,335

	NET ASSETS — 100.0%		$2,209,349,500

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $434,565 or 0.02% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $1,454,055,765)	$2,196,206,365
Investments in affiliates, at value (cost $3,685,398)	5,734,800
Foreign currency, at value (cost $463,787)	463,774
Receivable for Fund shares sold	3,645,556
Receivable for investments sold	2,999,009
Dividends receivable	4,918,402
Prepaid expenses	46,090
Receivable for custody fees reimbursement	271,675

Total Assets	2,214,285,671

Liabilities:
Payable to custodian	2,136
Distributions payable	1,236
Payable for Fund shares redeemed	1,755,314
Payable for investments purchased	7,958
Payable for investment advisory fees	1,761,980
Payable for distribution fees	905,079
Payable for accounting fees	11,250
Payable for shareholder services fees	283,201
Other accrued expenses	208,017

Total Liabilities	4,936,171

Net Assets (applicable to 250,223,941 shares outstanding)	$2,209,349,500

Net Assets Consist of:
Paid-in capital	$1,459,125,576
Undistributed net investment income	8,538,019
Accumulated net realized loss on investments and foreign currency transactions	(2,489,105)
Net unrealized appreciation on investments	744,200,002
Net unrealized depreciation on foreign currency translations	(24,992)

Net Assets	$2,209,349,500

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($398,929,332 ÷ 40,609,212 shares outstanding)	$9.82

Class A:
Net Asset Value and redemption price per share ($816,047,150 ÷ 81,939,059 shares outstanding)	$9.96

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.57

Class C:
Net Asset Value and offering price per share ($830,600,142 ÷ 111,587,881 shares outstanding)	$7.44 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($163,772,876 ÷ 16,087,789 shares outstanding)	$10.18

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $855,480)	$34,973,918
Dividends - Affiliated	97,200
Interest	23,530
Other income*	271,675

Total Income	35,366,323

Expenses:
Investment advisory fees	10,143,319
Distribution fees - Class AAA	468,078
Distribution fees - Class A	928,370
Distribution fees - Class C	3,821,633
Shareholder services fees	862,153
Shareholder communications expenses	169,644
Custodian fees	125,248
Registration expenses	78,613
Trustees’ fees	68,126
Legal and audit fees	39,570
Accounting fees	22,500
Interest expense	14,582
Miscellaneous expenses	72,292

Total Expenses	16,814,128

Less:
Expenses paid indirectly by broker (See Note 6)	(7,250)

Net Expenses	16,806,878

Net Investment Income	18,559,445

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	11,512,637
Net realized gain on foreign currency transactions	34,945

Net realized gain on investments and foreign currency transactions	11,547,582

Net change in unrealized appreciation/depreciation:
on investments	310,838,715
on foreign currency translations	(3,959)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	310,834,756

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	322,382,338

Net Increase in Net Assets Resulting from Operations	$340,941,783

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
Operations:
Net investment income	$18,559,445		$29,499,043
Net realized gain on investments and foreign currency transactions	11,547,582		231,852,901
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	310,834,756		(482,101,250)

Net Increase/(Decrease) in Net Assets Resulting from Operations	340,941,783		(220,749,306)

Distributions to Shareholders:
Net investment income
Class AAA	(2,217,613	)*	(5,716,875)
Class A	(4,352,980	)*	(9,544,422)
Class C	(5,928,723	)*	(12,183,754)
Class I	(844,924	)*	(1,923,225)

	(13,344,240)		(29,368,276)

Net realized gain
Class AAA	(164,268	)*	(44,494,472)
Class A	(322,443	)*	(74,284,304)
Class C	(439,165	)*	(94,826,237)
Class I	(62,587	)*	(14,968,474)

	(988,463)		(228,573,487)

Return of capital
Class AAA	(14,866,225	)*	(3,529,934)
Class A	(29,181,088	)*	(5,893,286)
Class C	(39,744,405	)*	(7,522,965)
Class I	(5,664,127	)*	(1,187,512)

	(89,455,845)		(18,133,697)

Total Distributions to Shareholders	(103,788,548)		(276,075,460)

Shares of Beneficial Interest Transactions:
Class AAA	(18,452,760)		(349,671,407)
Class A	10,744,569		(351,832,769)
Class C	13,518,807		(177,103,835)
Class I	3,934,448		(81,173,972)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	9,745,064		(959,781,983)

Redemption Fees	5,151		29,403

Net Increase/(Decrease) in Net Assets	246,903,450		(1,456,577,346)
Net Assets:
Beginning of year	1,962,446,050		3,419,023,396

End of period (including undistributed net investment income of $8,538,019 and $3,322,814, respectively)	$2,209,349,500		$1,962,446,050

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2016(c)	$ 8.70	$0.09	$1.45	$1.54	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$ 9.82	18.2%	$ 398,929	2.09%(d)	1.39%(d)(e)	1%
2015	10.50	0.11	(1.07)	(0.96)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.70	(8.3)	371,419	1.42	1.39(e)	8
2014	11.24	0.18	0.76	0.94	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.50	8.9	820,328	1.64	1.36	9
2013	10.86	0.18	1.88	2.06	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.24	20.2	738,742	1.60	1.37	11
2012	12.06	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.86	4.3	590,457	1.36	1.39	15
2011	12.76	0.16	0.82	0.98	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.06	8.0	686,609	1.32	1.40	22
Class A
2016(c)	$ 8.82	$0.10	$1.46	$1.56	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$ 9.96	18.1%	$ 816,047	2.10%(d)	1.39%(d)(e)	1%
2015	10.64	0.12	(1.10)	(0.98)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.82	(8.3)	713,208	1.45	1.39(e)	8
2014	11.36	0.18	0.78	0.96	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.64	9.0	1,231,349	1.64	1.36	9
2013	10.96	0.18	1.90	2.08	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.36	20.2	1,109,532	1.60	1.37	11
2012	12.16	0.16	0.32	0.48	(0.10)	(0.20)	(1.38)	(1.68)	0.00	10.96	4.3	931,577	1.37	1.39	15
2011	12.84	0.16	0.84	1.00	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.16	8.2	936,899	1.32	1.40	22
Class C
2016(c)	$ 6.71	$0.05	$1.10	$1.15	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$ 7.44	17.7%	$ 830,600	1.34%(d)	2.14%(d)(e)	1%
2015	8.40	0.05	(0.90)	(0.85)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	6.71	(9.1)	736,494	0.73	2.14(e)	8
2014	9.38	0.08	0.62	0.70	(0.14)	(0.10)	(1.44)	(1.68)	0.00	8.40	8.1	1,111,695	0.89	2.11	9
2013	9.36	0.08	1.62	1.70	(0.14)	(0.20)	(1.34)	(1.68)	0.00	9.38	19.5	1,037,073	0.85	2.12	11
2012	10.70	0.06	0.28	0.34	(0.10)	(0.20)	(1.38)	(1.68)	0.00	9.36	3.5	880,503	0.62	2.14	15
2011	11.58	0.06	0.74	0.80	(0.12)	(0.02)	(1.54)	(1.68)	0.00	10.70	7.3	901,840	0.57	2.15	22
Class I
2016(c)	$ 8.99	$0.11	$1.50	$1.61	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$10.18	18.4%	$ 163,773	2.35%(d)	1.14%(d)(e)	1%
2015	10.80	0.14	(1.11)	(0.97)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.99	(8.1)	141,325	1.70	1.14(e)	8
2014	11.48	0.20	0.80	1.00	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.80	9.3	255,651	1.86	1.11	9
2013	11.04	0.22	1.90	2.12	(0.14)	(0.20)	(1.34)	(1.68)	0.00	11.48	20.4	179,913	1.85	1.12	11
2012	12.20	0.20	0.32	0.52	(0.10)	(0.20)	(1.38)	(1.68)	0.00	11.04	4.6	161,415	1.68	1.14	15
2011	12.86	0.20	0.82	1.02	(0.12)	(0.02)	(1.54)	(1.68)	0.00	12.20	8.3	95,944	1.58	1.15	22

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015 (See Note 8).
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Natural Gas Utilities	$154,686,477	$5,734,800	—	$160,421,277
Other Industries (a)	1,451,327,492	—	—	1,451,327,492
COMMUNICATIONS(a)	406,961,523	—	—	406,961,523
OTHER
Aerospace	21,785,348	—	$217,394	22,002,742
Other Industries (a)	115,169,238	—	—	115,169,238

Total Common Stocks	2,149,930,078	5,734,800	217,394	2,155,882,272

Convertible Preferred Stocks (a)	1,040,340	—	1,120,500	2,160,840
Warrants (a)	18,700	434,565	—	453,265
U.S. Government Obligations	—	43,444,788	—	43,444,788

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,150,989,118	$49,614,153	$1,337,894	$2,201,941,165

(a)     Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$29,368,276
Long term capital gains	228,573,487
Return of capital	18,133,697

Total distributions paid	$276,075,460

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,464,368,730	$826,284,900	$(88,712,465)	$737,572,435

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $23,012,605 and $159,120,559, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $80,180 to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $396,102 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,250.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $1,002,302 with a weighted average interest rate of 0.92%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $14,298,222.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

As approved by the Board of Directors, the Fund effected a 1 for 2 reverse stock split on March 6, 2015. The net asset value of each share class increased proportionately at that time.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,320,357	$21,309,342	9,543,611	$67,465,336
Shares issued upon reinvestment of distributions	1,689,015	15,465,224	6,528,236	46,859,406
Shares redeemed	(6,081,537)	(55,227,326)	(69,258,903)	(463,996,149)
Share reduction from 1 for 2 reverse stock split	—	—	(60,236,385)	—

Net decrease	(2,072,165)	$(18,452,760)	(113,423,441)	$(349,671,407)

Class A
Shares sold	6,503,642	$61,168,987	14,667,673	$116,194,342
Shares issued upon reinvestment of distributions	3,039,950	28,231,288	9,292,802	69,521,979
Shares redeemed	(8,496,298)	(78,655,706)	(78,424,819)	(537,549,090)
Share reduction from 1 for 2 reverse stock split	—	—	(96,231,492)	—

Net increase/(decrease)	1,047,294	$10,744,569	(150,695,836)	$(351,832,769)

Class C
Shares sold	6,985,062	$48,983,507	18,300,907	$111,972,785
Shares issued upon reinvestment of distributions	5,427,474	37,969,288	15,059,313	88,752,403
Shares redeemed	(10,550,143)	(73,433,988)	(68,394,621)	(377,829,023)
Share reduction from 1 for 2 reverse stock split	—	—	(119,958,972)	—

Net increase/(decrease)	1,862,393	$13,518,807	(154,993,373)	$(177,103,835)

Class I
Shares sold	2,382,031	$22,795,315	4,636,261	$38,457,839
Shares issued upon reinvestment of distributions	563,989	5,350,955	1,937,391	14,608,140
Shares redeemed	(2,573,757)	(24,211,822)	(18,735,617)	(134,239,951)
Share reduction from 1 for 2 reverse stock split	—	—	(19,463,756)	—

Net increase/(decrease)	372,263	$3,934,448	(31,625,721)	$(81,173,972)

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2016 is set forth below:

	Beginning Shares	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2016	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Co.	324,000	—	324,000	$97,200	—	$5,734,800	13.12%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 24, 2016, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Broadridge. The Independent Board Members noted that the Fund’s performance was within the third quartile of its peer group for the one year and three year periods, and in the fourth quartile for the five year period for the peer group and within the second quartile for the one year period, third quartile for the three year period and fourth quartile for the five year period for the customized peer group selected by Broadridge.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.